Revenues (Schedule of Revenue) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of analysis of insurance revenue [line items]
Revenue | ₪			₪ 454,094	₪ 395,637	₪ 338,245
Sale of goods manufactured by other corporations [Member]
Disclosure of analysis of insurance revenue [line items]
Revenue | ₪			453,375	394,707	338,245
Income from providing non-bank credit [Member]
Disclosure of analysis of insurance revenue [line items]
Revenue | ₪			₪ 719	₪ 930
US Dollars [Member]
Disclosure of analysis of insurance revenue [line items]
Revenue | $	[1]	$ 141,242
US Dollars [Member] | Sale of goods manufactured by other corporations [Member]
Disclosure of analysis of insurance revenue [line items]
Revenue | $		141,019
US Dollars [Member] | Income from providing non-bank credit [Member]
Disclosure of analysis of insurance revenue [line items]
Revenue | $		$ 223

[1]	Convenience Translation into US Dollars.